EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16 -	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2015, 2014 and 2013, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,971	30,429	23,762

	Number of shares
	Year ended December 31,
(in thousands)	2015	2014	2013
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968